36. Financial instruments and risk management (Details 4) - Derivative Financial Instruments [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Currency	USD	USD
Swap type	LIBOR X DI	LIBOR X DI
Counterparty debt	KfW	KfW
SWAP	JP Morgan	JP Morgan
Total debt	R$ 43,420	R$ 110,937
Total swap (asset side)	R$ 43,420	R$ 110,937
% Coverage	100.00%	100.00%
Asset side	LIBOR 6M + 1.35% p.a.	LIBOR 6M + 1.35% p.a.
Liability side	102.50% of CDI	102.50% of CDI
Currency	USD	USD
Swap type	LIBOR X DI	LIBOR X DI
Counterparty debt	KFW/ Finnvera	KFW/ Finnvera
SWAP	JP Morgan and BOFA	JP Morgan and BOFA
Total debt	R$ 378,595	R$ 260,522
Total swap (asset side)	R$ 393,387	R$ 260,522
% Coverage	100.00%	100.00%
Asset side	LIBOR 6M + 0.75% p.a.	LIBOR 6M + 0.75% p.a.
Liability side	80.29% of CDI	80.29% of CDI
Currency	USD	USD
Swap type	PRE X DI	PRE X DI
Counterparty debt	CISCO	CISCO
SWAP	Santander and JP Morgan	Santander and JP Morgan
Total debt	R$ 116,466	R$ 198,990
Total swap (asset side)	R$ 116,466	R$ 198,990
% Coverage	100.00%	100.00%
Asset side	2.13% p.a.	2.13% p.a.
Liability side	87.54% of CDI	87.54% of CDI